INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Local	$ (537,024)	$ (162,293)
Foreign	6,297,958	3,837,593
China [Member]
Foreign	6,946,924	4,071,879
Singapore [Member]
Foreign	(111,942)	(71,993)
Hong Kong [Member]
Foreign	$ 0	$ 0